Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, the Fund's benchmark is changing from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index.  Hartford Funds Management Company, LLC, the Fund's investment manager, believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund's investment strategy.   Therefore, effective June 28, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

The table below shows returns for the Fund over time compared to those of three broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ending December 31, 2012 (including sales charges)
Supplement 1 Text	ck0001006415_Supplement1TextBlock

2.              Under the heading “PERFORMANCE NOTES - Indices” in the Prospectus, the following disclosure is added:

The Barclays Municipal Bond 1-15 Year Blend (1-17) Index is a sub-index of the Barclays Municipal Bond Index.  It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

The Fund has changed its benchmark from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index because the Fund's investment manager believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund's investment strategy.

Supplement Closing	ck0001006415_SupplementClosingTextBlock	THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Barclays Municipal Bond Non-Investment Grade Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Non-Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Barclays Municipal Bond 1-15 Year Blend (1-17) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007